Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 8,055	¥ 5,208
Property under facility operations	¥ 0	¥ 436